Regulatory Capital Information (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Capital Information [Abstract]
Transitional template for regulatory capital RWA and capital ratios [text block table]

Own Funds Template (incl. RWA and capital ratios)

	Dec 31, 2020		Dec 31, 2019
in € m.	CRR/CRD fully-loaded[3]	CRR/CRD	CRR/CRD fully loaded[3]	CRR/CRD
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves	45,890	45,890	45,780	45,780
Retained earnings	9,784	9,784	14,814	14,814
Accumulated other comprehensive income (loss), net of tax	(1,118)	(1,118)	537	537
Independently reviewed interim profits net of any foreseeable charge or dividend[1]	84	84	(5,390)	(5,390)
Other	805	805	837	837
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	55,444	55,444	56,579	56,579

Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,430)	(1,430)	(1,738)	(1,738)
Other prudential filters (other than additional value adjustments)	(112)	(112)	(150)	(150)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(4,635)	(4,635)	(6,515)	(6,515)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(1,353)	(1,353)	(1,126)	(1,126)
Negative amounts resulting from the calculation of expected loss amounts	(99)	(99)	(259)	(259)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(772)	(772)	(892)	(892)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	0	0	(15)	(15)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	0	0	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	(92)	(92)	(319)	(319)
Other regulatory adjustments[2]	(2,252)	(2,252)	(1,417)	(1,417)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(10,745)	(10,745)	(12,430)	(12,430)
Common Equity Tier 1 (CET 1) capital	44,700	44,700	44,148	44,148

Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	5,828	5,828	4,676	4,676
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	N/M	1,100	N/M	1,813
Additional Tier 1 (AT1) capital before regulatory adjustments	5,828	6,928	4,676	6,489

Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(80)	(80)	(91)	(91)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR	N/M	N/M	N/M	N/M
Other regulatory adjustments	0	0	0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(80)	(80)	(91)	(91)
Additional Tier 1 (AT1) capital	5,748	6,848	4,584	6,397
Tier 1 capital (T1 = CET 1 + AT1)	50,448	51,548	48,733	50,546

Tier 2 (T2) capital	6,623	6,944	7,770	5,957
Total capital (TC = T1 + T2)	57,071	58,492	56,503	56,503
Total risk-weighted assets	328,951	328,951	324,015	324,015
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	13.6	13.6	13.6	13.6
Tier 1 capital ratio (as a percentage of risk-weighted assets)	15.3	15.7	15.0	15.6
Total capital ratio (as a percentage of risk-weighted assets)	17.3	17.8	17.4	17.4

N/M – Not meaningful

1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).

2Includes € 0.4 billion capital deduction effective from April 2019 and € 0.3 billion effective from October 2016 based on regular ECB review, € 0.9 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards and € 0.7 billion capital deduction effective from December 2020 based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures. Effective June 30, 2020, we make use of the IFRS 9 transitional provision as per Article 473a of the CRR resulting in CET 1 increase of € 0.1 billion as of December 31, 2020.

3For the understanding of the term “fully-loaded” please refer to our definition as provided in section “Own Funds”.

Reconciliation of Shareholders Equity to Regulatory Capital [text block table]

Reconciliation of shareholders’ equity to Own Funds

	CRR/CRD
in € m.	Dec 31, 2020	Dec 31, 2019
Total shareholders’ equity per accounting balance sheet (IASB IFRS)	54,774	55,857
Difference between equity per IASB IFRS / EU IFRS[4]	12	0
Total shareholders’ equity per accounting balance sheet (EU IFRS)	54,786	55,857
Deconsolidation/Consolidation of entities[3]	265	(116)
Of which:
Additional paid-in capital	0	(12)
Retained earnings	265	(220)
Accumulated other comprehensive income (loss), net of tax	0	116
Total shareholders' equity per regulatory balance sheet	55,050	55,741
Minority Interests (amount allowed in consolidated CET 1)	805	837
Accrual for dividend and AT1 coupons[1]	(411)	0
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period	0	0
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	55,444	56,579
Additional value adjustments	(1,430)	(1,738)
Other prudential filters (other than additional value adjustments)	(112)	(150)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR	0	0
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(4,635)	(6,515)
Deferred tax assets that rely on future profitability	(1,445)	(1,445)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(772)	(892)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	0	0
Other regulatory adjustments[2]	(2,351)	(1,692)
Common Equity Tier 1 capital	44,700	44,148

[1]Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).

[2]Includes € 0.4 billion capital deduction effective from April 2019 and € 0.3 billion effective from October 2016 based on regular ECB review, € 0.9 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards, € 0.1 billion negative amounts resulting from the calculation of expected loss amounts and € 0.7 billion capital deduction effective from December 2020 based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures. Effective June 30, 2020, we make use of the IFRS 9 transitional provision as per Article 473a of the CRR resulting in CET 1 increase of € 0.1 billion as of December 31, 2020.

[3]Includes € 0.4 billion increase due to regulatory changes from cost to at-equity treatment of subsidiaries and participations that are only consolidated under IFRS.

[4]Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter "Basis of preparation/impact of changes in accounting principles". These rules were initially applied in the first quarter 2020.